Condensed Consolidated Statements Of Cash Flows (Q3) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Operating activities
Net loss	$ (1,894)	$ (269)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, depletion, and amortization	461	566
Amortization of loan fees-interest expense	2	4
Accretion on asset retirement obligation	94	100
Gain on asset sales	(4)	(45)
Stock based compensation	11	14
Changes in assets and liabilities:
Accounts receivable, current and noncurrent	360	22
Inventory, prepaid expenses and other assets	204	78
Accounts payable	118	4
Accrued and other current liabilities	96	(51)
Settlement on asset retirement obligation	(13)	(52)
Net cash provided by (used in) operating activities	(565)	371
Investing activities
Additions to oil and gas properties	(103)	(153)
Proceeds from sale of oil and gas properties	36	41
Additions to other property and equipment	(10)	(2)
Proceeds from sale of materials inventory		150
Net cash provided by (used in) investing activities	(77)	36
Financing activities
Repayments of financing leases	(34)	(40)
Proceeds from borrowings	166
Net cash provided by (used in) financing activities	132	(40)
Net change in cash and cash equivalents	(510)	367
Cash and cash equivalents, beginning of period	3,055	3,115
Cash and cash equivalents, end of period	2,545	3,482
Supplemental cash flow information:
Cash interest payments	4	4
Supplemental non-cash investing and financing activities:
Financed company vehicles	$ 54	$ 30